Segment Information (Segment Assets Information by Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 217,057		$ 162,662
Accounts receivable, net		87,521	$ 122,698	126,081
Fixed assets, net		337,674		337,682
Total assets	[1]	1,409,953		1,169,563
Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		586		3,756	$ 16,492
Operating Segments [Member] | Sohu [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		56,977		68,229
Accounts receivable, net		60,886		70,252
Fixed assets, net		174,700		177,978
Total assets	[1]	1,632,736		1,721,801
Operating Segments [Member] | Changyou [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		160,080		94,433
Accounts receivable, net		26,635		55,829
Fixed assets, net		162,976		159,713
Total assets	[1]	2,478,705		1,871,685
Eliminations [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents		0		0
Accounts receivable, net		0		0
Fixed assets, net		(2)		(9)
Total assets	[1]	$ (2,701,488)		$ (2,423,923)

[1]	The elimination for segment assets mainly consists of elimination of intra-Group loans between Sohu and Changyou, and elimination of long-term investments in subsidiaries and consolidated VIEs.